OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 1,798.5	$ 1,803.8	[1]
Cost of sales excluding depletion, depreciation and amortization	(1,010.0)	(1,042.4)	[1]
Gross margin excluding depletion, depreciation and amortization	788.5	761.4	[1]
Depletion, depreciation and amortization	(438.3)	(426.8)	[1]
(Impairment) reversal of impairment of mining properties and goodwill	(149.0)	(256.9)	[1]
Impairment of mining properties	(104.0)	(256.9)
Mine operating earnings	201.2	77.7	[1]
Other expenses	(377.9)	(389.7)
Loss before income taxes	(176.7)	(312.0)	[1]
Income tax (expense) recovery	121.0	(113.9)	[1]
Net loss	(297.7)	(198.1)	[1]
General and administrative expense	91.8	113.6	[1]
Expense arising from exploration for and evaluation of mineral resources	13.0	21.2	[1]
Share of earnings of associate	5.5	0.0	[1]
Finance costs	137.4	110.8	[1]
Other operating income (expenses), net	9.3	(23.6)	[1]
Other income (costs), net	2.5	(20.9)	[1]
Reversal/(Impairment) of non-operating mining properties	153.0	99.6	[1]
Chapada
Disclosure of products and services [line items]
Revenue	475.4	425.4
El Peñón
Disclosure of products and services [line items]
Revenue	253.6	274.0
Canadian Malartic
Disclosure of products and services [line items]
Revenue	447.6	403.1
Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	179.4	170.8
Minera Florida
Disclosure of products and services [line items]
Revenue	102.6	123.1
Cerro Moro
Disclosure of products and services [line items]
Revenue	126.8	0.0
Other mines
Disclosure of products and services [line items]
Revenue	213.1	407.4
Operating segments | Chapada
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(225.6)	(215.3)
Gross margin excluding depletion, depreciation and amortization	249.8	210.1
Depletion, depreciation and amortization	(43.6)	(38.1)
(Impairment) reversal of impairment of mining properties and goodwill	0.0
Impairment of mining properties		0.0
Mine operating earnings	206.2	172.0
Operating segments | El Peñón
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(171.0)	(165.2)
Gross margin excluding depletion, depreciation and amortization	82.6	108.8
Depletion, depreciation and amortization	(92.9)	(70.2)
(Impairment) reversal of impairment of mining properties and goodwill	0.0
Impairment of mining properties		0.0
Mine operating earnings	(10.3)	38.6
Operating segments | Canadian Malartic
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(200.4)	(186.0)
Gross margin excluding depletion, depreciation and amortization	247.2	217.1
Depletion, depreciation and amortization	(137.8)	(129.4)
(Impairment) reversal of impairment of mining properties and goodwill	(45.0)
Impairment of mining properties		0.0
Mine operating earnings	64.4	87.7
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(95.7)	(98.6)
Gross margin excluding depletion, depreciation and amortization	83.7	72.2
Depletion, depreciation and amortization	(41.4)	(44.8)
(Impairment) reversal of impairment of mining properties and goodwill	150.0
Impairment of mining properties		0.0
Mine operating earnings	192.3	27.4
Operating segments | Minera Florida
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(74.7)	(79.5)
Gross margin excluding depletion, depreciation and amortization	27.9	43.6
Depletion, depreciation and amortization	(39.2)	(40.5)
(Impairment) reversal of impairment of mining properties and goodwill	(151.0)
Impairment of mining properties		0.0
Mine operating earnings	(162.3)	3.1
Operating segments | Cerro Moro
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(66.1)	0.0
Gross margin excluding depletion, depreciation and amortization	60.7	0.0
Depletion, depreciation and amortization	(49.1)	0.0
(Impairment) reversal of impairment of mining properties and goodwill	0.0
Impairment of mining properties		0.0
Mine operating earnings	11.6	0.0
Operating segments | Other mines
Disclosure of products and services [line items]
Cost of sales excluding depletion, depreciation and amortization	(176.5)	(297.8)
Gross margin excluding depletion, depreciation and amortization	36.6	109.6
Depletion, depreciation and amortization	(26.3)	(96.2)
(Impairment) reversal of impairment of mining properties and goodwill	(103.0)
Impairment of mining properties		(256.9)
Mine operating earnings	(92.7)	(243.5)
Operating segments | Corporate and other
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding depletion, depreciation and amortization	0.0	0.0
Gross margin excluding depletion, depreciation and amortization	0.0	0.0
Depletion, depreciation and amortization	(8.0)	(7.6)
(Impairment) reversal of impairment of mining properties and goodwill	0.0
Impairment of mining properties		0.0
Mine operating earnings	(8.0)	(7.6)
Intersegment sales
Disclosure of products and services [line items]
Revenue	$ 1,704.7	$ 1,585.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.